REVENUE AND COST OF SALES	12 Months Ended
Dec. 31, 2020
Note 19 - REVENUE AND COST OF SALES

The Company’s revenues for the year ended December 31, 2020 of $16,022 (2019 - $31,746, 2018 - $34,116) are all attributable to Mexico, from shipments of concentrate produced by the Avino Mine, the San Gonzalo Mine, prior to its closure in Q4 2019, and processing of Historical Above Ground Stockpiles.

	2020	2019	2018
Concentrate sales	$15,304	$31,417	$34,551
Provisional pricing adjustments	718	329	(435)
	$16,022	$31,746	$34,116

Cost of sales consists of changes in inventories, direct costs including personnel costs, mine site costs, energy costs (principally diesel fuel and electricity), maintenance and repair costs, operating supplies, external services, third party transport fees, depreciation and depletion, and other expenses for the periods. Direct costs include the costs of extracting co-products. Stand-by costs consists of care and maintenance costs incurred during the work stoppage at the Avino Mine during the year ended December 31, 2020.

Cost of sales is based on the weighted average cost of inventory sold for the periods and consists of the following:

	2020	2019	2018
Production costs	$11,443	$27,949	$24,619
Stand-by costs	2,394	-	-
Inventory net realizable adjustment	-	387	-
Depreciation and depletion	1,995	3,680	3,231
	$15,832	$32,016	$27,850